Commitments	12 Months Ended
Dec. 31, 2025
Commitments
Commitments

Note 32     Commitments

32.1 Royalty and economic rights commitments

32.1.1 Royalty

In Colombia, royalties on production are payable to the Colombian Government and are determined on a field-by-field basis using the level of production sliding scale detailed below:

Average daily production in barrels	Production Royalty rate
Up to 5,000	8%
5,000 to 125,000	8% + (production - 5,000) * 0.1
125,000 to 400,000	20%
400,000 to 600,000	20% + (production - 400,000) * 0.025
Greater than 600,000	25%

The production royalty rate depends on the crude quality. When the API is lower than 15°, the payment is reduced to the 75% of the total calculation. Royalties over gas production have a 20% discount.

In Argentina, crude oil and gas production accrues royalties payable to the Province of Neuquen equivalent to 12% on estimated value at well head of those products. This value is equivalent to the final sales price less transport, storage and certain treatment costs.

32.1.2 Overriding royalty

GeoPark is obligated to pay an overriding royalty of 4% and 2.5%, plus a 20% grossing up over that overriding royalty, to the previous owners of the Llanos 34 Block and the CPO-5 Block, respectively, based on the production and sale of hydrocarbons discovered in the blocks. During 2025, the Group has accrued US$ 18,262,000 (US$ 26,101,000 in 2024 and US$ 27,453,000 in 2023) in relation with these overriding royalty agreements. Furthermore, there are overriding royalty agreements in place from 1.2% to 8.5% of the net production in the Coati, Mecaya, PUT-8, PUT-9, Tacacho and Terecay Blocks. Since they are exploratory blocks with no production during 2024, these agreements had no impact on the Group’s results.

32.1.3 Economic rights

According to each E&P Contract, the Colombian National Hydrocarbons Agency (“ANH”) has an economic right, offered by the operator at the moment of the ANH bid. This economic right, which is based on the production of the block after royalty discount, is equal to 1% in the Llanos 34 and Llanos 123 Blocks, 3% in the Llanos 87 Block, 23% in the CPO-5 Block and 0% in the Platanillo Block. Furthermore, there are economic rights applicable to other blocks with currently no production and, therefore, they have no impact on the Group’s results.

When the accumulated production of each field or block (depending on each E&P Contract), including the royalties’ volume, exceeds 5,000,000 barrels and the WTI price exceeds a defined threshold price (“Po”), the Group is required to deliver to the ANH an additional share of production net of royalties in accordance with a price-linked formula defined in each E&P Contract. This mechanism is progressive and applies only to the portion of the price exceeding Po, with marginal rates that increase as prices rise, typically ranging from 30% to 50% depending on the price level relative to Po. The effective high-price participation over total revenue (“HPP”) can be expressed as: HPP = A × (P − Po) / P, where P is the realized price and A is the applicable rate (expressed as a percentage) based on the price level and crude quality. For reference, for crude oil with characteristics similar to the Group’s production, the applicable Po is estimated to be approximately US$ 50 per barrel for 2026. As a result, the ANH’s participation increases proportionally in higher price scenarios, while having no impact when prices are at or below the defined threshold.

32.2 Capital commitments

During 2025, the Group incurred investments of US$ 11,175,000 to fulfil its commitments, at GeoPark’s working interest.

32.2.1 Colombia

The future investment commitments assumed by GeoPark, at its working interest, are up to:

●	CPO-4-1 Block: 1 exploratory well (US$ 2,922,000) before September 19, 2028.
●	CPO-5 Block: 3D seismic acquisition, processing and interpretation and 1 exploratory well (US$ 9,313,000) before May 18, 2027. As of the date of these Consolidated Financial Statements, the total investments needed to fulfill the commitments in the block have already been incurred, and the ANH approval is pending.
●	Coati Block: 3D seismic and 2D seismic acquisition (US$ 4,500,000). The evaluation area is currently suspended. On November 3, 2022, GeoPark submitted to the ANH a request to withdraw from the exploration period of the Coati E&P contract and transfer the pending commitments to other E&P contracts. As of the date of these Consolidated Financial Statements, GeoPark completed the transfer of the pending commitments in the block and the ANH approval is pending.
●	Mecaya Block: 3D seismic or 1 exploratory well (US$ 2,000,000). The exploratory period is currently suspended. Pursuant to a private agreement with the joint operation partner, the investment commitment to be incurred by GeoPark amounts to US$ 600,000.
●	PUT-8 Block: 3D seismic acquisition and reprocessing and 3 exploratory wells (US$ 13,107,000) before July 25, 2026. As of the date of these Consolidated Financial Statements, the total seismic committed in the block and two of the three committed exploratory wells have already been drilled.
●	PUT-9 Block: 3D seismic acquisition and 2 exploratory wells (US$ 10,550,000). GeoPark has signed a private agreement with the joint operation partner resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 4,365,000. The exploratory period is currently suspended. In this context, on January 2, 2026, GeoPark submitted to the ANH a request for termination of the E&P contract by mutual agreement.
●	PUT-14 Block: 2D seismic acquisition and 1 exploratory well (US$ 16,122,000). On March 10, 2022, GeoPark submitted to the ANH a request to withdraw from the PUT-14 E&P contract and transfer the pending commitments to the Platanillo and CPO-5 Blocks. As of the date of these Consolidated Financial Statements, the total investments needed to fulfill the commitments have already been incurred and the ANH approval is pending.
●	PUT-36 Block: the block is in a preliminary phase that is suspended as of the date of these Consolidated Financial Statements. The investment commitments for the block over three-years term of phase 1 would be 3D seismic acquisition and 2 exploratory wells (US$ 11,531,000). As of the date of these Consolidated Financial Statements, a portion of the investment needed to fulfill GeoPark’s working interest commitment has already been incurred through the drilling of two wells in the Llanos 123 Block, leaving a remaining commitment of approximately US$ 1,956,000. The partner, in turn, must accredit the value corresponding to its own working interest.
●	Tacacho Block: 2D seismic acquisition, processing and interpretation (US$ 4,080,000). GeoPark has signed a private agreement with the joint operation partner resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 1,224,000. The exploratory period is currently suspended. On September 21, 2022, GeoPark submitted to the ANH a request for termination of the E&P contract. As of the date of these Consolidated Financial Statements, the request is under review by the ANH.
●	Terecay Block: 2D seismic acquisition, processing and interpretation (US$ 4,046,000). GeoPark has signed a private agreement with the joint operation partner resulting in the total investment commitment to be incurred by GeoPark amounting to US$ 2,856,000. The exploratory period is currently suspended. On September 21, 2022, GeoPark submitted to the ANH a request for termination of the E&P contract. As of the date of these Consolidated Financial Statements, the request is under review by the ANH.

32.2.2 Argentina

The future investment commitments assumed by GeoPark, at its working interest, are up to:

●	Puesto Silva Oeste: drilling, completion and put into production of one horizontal well before September 23, 2028 (US$ 14,500,000).

32.2.3 Brazil

The future investment commitments assumed by GeoPark are up to:

●	REC-T-58 Block: 3D seismic and electromagnetic survey before August 14, 2026 (US$ 138,000).

●	REC-T-67 Block: 3D seismic and electromagnetic survey before August 14, 2026 (US$ 138,000).

●	REC-T-77 Block: 3D seismic and electromagnetic survey before August 14, 2026 (US$ 138,000).

●	POT-T-834 Block: 3D seismic and electromagnetic survey before August 14, 2026 (US$ 138,000).